Accounts Payable and Accrued Liabilities Disclosure	12 Months Ended
Dec. 31, 2019
Notes
Accounts Payable and Accrued Liabilities Disclosure	Note 5. Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following:

	December 31,
	2019	2018

Accounts payable	$102,779	$121,493
Accrued interest	207,284	143,024
Accrued liabilities - other	39,503	14,510

	$349,566	$279,027